5. TAXES (Details 1) (USD $)	3 Months Ended		12 Months Ended		105 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2013
Difference between income tax expense computed by applying the statutory federal income tax rate
Pretax loss at federal statutory rate	$ (6,266)	$ (17,903)	$ (65,212)	$ (39,066)	$ (112,493)
State income benefit, net of federal benefit	(664)	(1,895)	(6,905)	(4,136)	(11,911)
Change in valuation allowance	6,930	19,798	72,117	43,202	124,404
Difference between income tax expense			$ 0	$ 0